Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Consolidated Statements of Comprehensive Income Loss [Abstract]
Revenue	$ 6,208	$ 2,265
Cost of Revenue	2,645	1,452
Gross profit	3,563	813
Research and development expenses	479	384
Selling and marketing expenses	2,134	539
General and administrative expenses	1,653	1,499
Operating Loss	703	1,609
Finance Expenses	109	65
Finance Income	80	38
Net Loss for the period	(732)	(1,636)
Amounts that shall not be subsequently reclassified to profit and loss:
Loss from remeasurement of defined benefit plans
Total comprehensive loss for the period	$ (732)	$ (1,636)
Basic loss per share (in Dollars per share)	$ (0.1103)	$ (0.2736)
Weighted average of the number of ordinary shares used to calculate basic loss per share (in Shares)	6,634,400	5,980,013
Diluted loss per share (in Dollars per share)	$ (0.1103)	$ (0.2736)
Weighted average of the number of ordinary shares used to calculate diluted loss per share (in Shares)	6,634,400	5,980,013